REVENUE AND EXPENSES (Details 2) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Wages, salaries and similar	€ 6,489	€ 4,747
LTIP provision	1,256	1,004
Social security contributions payable by Codere Online	1,048	692
Total	€ 8,794	€ 6,443